PROVISIONS AND CONTINGENCIES - Current and non-current provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Provisions - due within one year	$ 123	$ 203
Provisions - due after one year	294	214
Provisions at end of year	$ 417	417	$ 274
Term of expected provision utilisation	5 years
Minimum range of percentile | item	10
Maximum range of percentile | item	90
Rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 29	40
Provisions at end of year	29	40	35
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	53	112
Provisions - due after one year	283	203
Provisions at end of year	336	315	192
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	41	51
Provisions - due after one year	11	11
Provisions at end of year	$ 52	$ 62	$ 47